                                                               MONEY MARKET FUND

                              Delaware Cash Reserve

service and guidance

                            professional management




             [photo of illustration from Money Market Fund Brochure]



goals

                                                                            1999
                                                                     Semi-Annual
                                                                          Report








DELAWARE(SM)
INVESTMENTS
-----------------------
Philadelphia  o  London
money
market
fund
  2

                                                                October 16, 1998

Dear Shareholder:

DELAWARE CASH RESERVE PROVIDED A total return of 2.40% (Class A shares with dividends reinvested) for the six months ended September 30, 1998.
   On September 29 and again in early October, the Federal Reserve Board reduced its target for short-term interest rates, the first changes in monetary policy in nearly three years. The Federal Reserve's Open Market Committee lowered the federal funds rate (the interest rate charged between banks for overnight loans) by a total of 50 basis points (0.50%) to 5%, citing "increasing weakness in foreign economies and less accommodative financial conditions domestically."
   Any change in short-term interest rates directly affects a money market fund's income potential - in general, lower rates mean lower yields, and higher rates mean higher yields. Anticipating the rate reduction, Delaware Cash Reserve's portfolio manager, Cynthia I. Isom, modestly extended the Fund's average maturity during the first half of fiscal 1999 to 52 days as of September
30. Your Fund's annualized seven-day SEC yield for Class A shares was 4.62% as of September 30, more than twice the current rate of inflation.
   Inflation remains tame and the unemployment rate (4.6% for September) is at a 28-year low. We are cautious, however, about increasing pressures on the U.S. economy from troubled global economies. We believe the Federal Reserve could reduce its target for short-term interest rates again in the coming months, which could make it challenging to maintain current yield.
   We are proud to say that for more than two decades since its founding on June 30, 1978, Delaware Cash Reserve has met its objective of seeking maximum current income, while preserving principal and maintaining liquidity.

FOR MORE THAN TWO DECADES SINCE ITS FOUNDING ON JUNE 30, 1978, DELAWARE CASH RESERVE HAS MET ITS OBJECTIVE OF SEEKING MAXIMUM CURRENT INCOME, WHILE PRESERVING PRINCIPAL AND MAINTAINING LIQUIDITY.

   Given current equity market conditions, we strongly suggest you consult your financial adviser about the role money market funds can play in a diversified portfolio. We thank you for your commitment to Delaware Investments, and we look forward to reporting to you again next April.

Sincerely,

/s/ Wayne A. Stork

WAYNE A. STORK
Chairman


/s/ Jeffrey J. Nick

JEFFREY J. NICK
President and Chief Executive Officer
                                                                          money
                                                                          market
                                                                           fund
                                                                             3
DELAWARE CASH RESERVE'S
PORTFOLIO COMPOSITION
                                      Percentage of Total Market Value
                                          9/30/98      3/31/98
Commercial Paper                           81.0%        69.7%
Short-Term Time Deposits                    6.1%        12.0%
Certificates of Deposit                     6.5%         8.7%
Floating Rate Notes                         3.1%         5.7%
Federal Agency (Floating Rate Notes)        2.5%         2.6%
Other                                       0.8%         1.3%


DELAWARE CASH RESERVE PERFORMANCE
--------------------------------------------------------------------------------
RETURNS THROUGH SEPTEMBER 30, 1998

                                                                                           Sept. 30, 1998
                                      Ten Years  Five Years    One Year   Six Months    Seven-Day SEC Yield
-----------------------------------------------------------------------------------------------------------
A Class (Est. 6/30/78)                 +5.13%      +4.42%       +4.85%      +2.40%             4.62%
Consultant Class (Est. 3/10/88)        +4.87%      +4.16%       +4.59%      +2.27%             4.37%

                                                                                            Sept. 30, 1998
                                      Lifetime                 One Year    Six Months    Seven-Day SEC Yield
------------------------------------------------------------------------------------------------------------
B Class (Est. 5/2/94)
   Excluding Sales Charge              +3.65%                   +3.81%       +1.89%            3.62%
   Including Sales Charge              +3.25%                   -0.20%       +1.89%            3.62%
------------------------------------------------------------------------------------------------------------
C Class (Est. 11/29/95)
   Excluding Sales Charge              +3.73%                   +3.81%       +1.89%            3.62%
   Including Sales Charge              +3.73%                   +2.81%       +1.89%            3.62%

All returns are average annual returns except six-month results, which are cumulative returns. Past performance does not guarantee future results. Return and yield fluctuate. All performance reflects reinvestment of dividends. Money market funds strive to maintain a net asset value of $1 per share. However, there is no guarantee that this goal will be met.

Class A shares are available without sales charges or 12b-1 fees.
Consultant Class performance after March 31, 1988 reflects the effect of a 12b-1 fee.
Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.
Class C shares are subject to a 1% annual distribution and service fee and will be subject to a deferred sales charge of up to 1% if redeemed within the first 12 months.

Delaware Cash Reserve Classes B and C are available only as part of an overall investment program using other Class B or Class C funds. Direct investment into Delaware Cash Reserve Class B and Class C may be made only when establishing a Wealth Builder plan. Lifetime performance excluding sales charge for these classes assumes investment was either not redeemed or that contingent sales charges did not apply.

4 money market fund

Financial Statements

DELAWARE GROUP CASH RESERVE, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                    ----------------------------
COMMERCIAL PAPER - 80.18%
FINANCIAL - 39.05%
ABN-AMRO North American Finance
   5.495% 10/13/98 ...............................   $ 10,000,000  $  9,981,683
Abbey National North American
   5.50% 10/14/98 ................................     10,000,000     9,980,139
Allianz of America Finance 5.24% 3/11/99 .........     10,400,000    10,156,282
Allianz of America Finance 5.53% 10/13/98 ........      5,000,000     4,990,783
Banc One Funding 5.48% 11/13/98 ..................      7,998,000     7,945,649
Bank of America FSB 5.09% 2/25/99 ................     10,000,000     9,792,158
Ciesco 5.48% 10/09/98 ............................     10,000,000     9,987,822
Commerzbank U.S. Finance 5.51% 10/16/98 ..........     10,000,000     9,977,042
Commonwealth Bank of Australia
   5.42% 10/13/98 ................................      5,000,000     4,990,967
Commonwealth Bank of Australia
   5.45% 1/29/99 .................................     10,000,000     9,818,333
Corporate Asset Funding 5.51% 10/7/98 ............     10,000,000     9,990,817
Fleet Funding 5.51% 10/23/98 .....................     10,000,000     9,966,328
Fleet Funding 5.56% 10/9/98 ......................      5,800,000     5,792,834
Ford Motor Credit 5.49% 10/16/98 .................     10,000,000     9,977,125
General Electric Capital 5.44% 1/29/99 ...........     10,000,000     9,818,667
General Electric Capital 5.45% 11/19/98 ..........      8,900,000     8,833,979
General Re 5.47% 10/23/98 ........................      4,000,000     3,986,629
General Re 5.52% 10/16/98 ........................     10,425,000    10,401,022
ING America Insurance Holdings
   5.37% 12/8/98 .................................     10,000,000     9,898,567
Motorola Credit 5.49% 10/23/98 ...................      7,830,000     7,803,730
Prudential Finance (Jersey) 5.54% 10/22/98 .......     10,000,000     9,967,683
Rabobank USA Financial 5.48% 10/20/98 ............     10,000,000     9,971,078
St. Paul Companies 5.47% 10/16/98 ................     10,000,000     9,977,208
Stanford University 5.44% 3/1/99 .................      5,000,000     4,885,911
Swiss Re Financial Products 5.50% 11/16/98 .......     10,300,000    10,227,614
Swiss Re Financial Products 5.55% 10/5/98 ........      3,144,000     3,142,061
Swiss Re Financial Products 5.55% 10/14/98 .......      3,187,000     3,180,613
USAA Capital 5.49% 10/29/98 ......................     14,000,000    13,941,760
USAA Capital 5.52% 10/30/98 ......................      9,000,000     8,959,980
                                                                   ------------
                                                                    248,344,464
                                                                   ------------
INDUSTRIAL - 19.36%
DuPont (E.I.) deNemours 5.42% 11/5/98 ............     12,000,000    11,936,767
GAP 5.33% 11/19/98 ...............................     10,000,000     9,927,453
GAP 5.42% 11/10/98 ...............................     10,000,000     9,939,778
Golden Peanut 5.50% 10/22/98 .....................      5,000,000     4,983,958
Henkel 5.47% 11/10/98 ............................      4,000,000     3,975,689
Henkel 5.48% 11/17/98 ............................     10,000,000     9,928,455
Henkel 5.49% 10/7/98 .............................      8,000,000     7,992,680
Hoechst 5.56% 10/5/98 ............................     10,000,000     9,993,822
Motorola 5.19% 11/24/98 ..........................      7,000,000     6,945,505
Motorola 5.49% 10/20/98 ..........................     10,000,000     9,971,025
Pfizer 5.48% 10/16/98 ............................     10,000,000     9,977,167
Washington Post 5.44% 1/20/99 ....................     10,000,000     9,832,267
Washington Post 5.47% 11/6/98 ....................      8,500,000     8,453,505

 Wisconsin Electric Fuel Trust 5.49% 10/13/98 ....   $  7,000,000  $  6,987,190
 Zeneca Wilmington 5.52% 10/15/98 ................      2,250,000     2,245,170
                                                                   ------------
                                                                    123,090,431
                                                                   ------------
 MORTGAGE BANKERS & BROKERS - 21.77%
 Bear Stearns 5.39% 1/14/99 ......................     10,000,000     9,842,792
 Bear Stearns 5.50% 10/29/98 .....................     10,000,000     9,957,222
 Bear Stearns 5.51% 10/20/98 .....................      5,000,000     4,985,460
 Credit Suisse First Boston 5.50% 10/21/98 .......     10,500,000    10,467,917
 Credit Suisse First Boston 5.51% 10/29/98 .......      9,175,000     9,135,680
 Credit Suisse First Boston 5.51% 11/19/98 .......      5,000,000     4,962,501
 Goldman Sachs Group 5.46% 11/6/98 ...............      5,000,000     4,972,700
 Goldman Sachs Group 5.48% 10/7/98 ...............     10,000,000     9,990,867
 Goldman Sachs Group 5.50% 10/9/98 ...............     10,000,000     9,987,778
 Merrill Lynch 5.26% 1/29/99 .....................     10,000,000     9,824,667
 Merrill Lynch 5.50% 1/14/99 .....................     10,000,000     9,839,583
 Morgan (J.P.) 5.02% 2/26/99 .....................     10,000,000     9,793,622
 Morgan (J.P.) 5.50% 11/10/98 ....................     10,000,000     9,938,889
 Morgan Stanley Dean Witter 5.45% 2/12/99 ........     10,000,000     9,797,139
 Morgan Stanley Dean Witter 5.47% 11/24/98 .......      5,000,000     4,958,975
 Morgan Stanley Dean Witter 5.50% 10/22/98 .......     10,000,000     9,967,917
                                                                   ------------
                                                                    138,423,709
                                                                   ------------
 Total Commercial Paper                                             509,858,604
                                                                   ------------
 CERTIFICATES OF DEPOSIT - 6.45%
 ABN-AMRO North American, Chicago
   5.62% 2/18/99 .................................      5,000,000     5,000,755
 Canadian Imperial Bank 5.705% 3/30/99 ...........     10,000,000    10,021,238
 Rabobank Nederland 5.59% 4/6/99 .................      6,000,000     5,994,728
 Rabobank Nederland 5.75% 4/27/99 ................      5,000,000     4,998,636
 WestDeutsche L.B. 5.35% 3/18/99 .................     10,000,000    10,000,000
 Wilmington Trust 5.65% 2/8/99 ...................      5,000,000     5,000,000
                                                                   ------------
 Total Certificates of Deposit ...................                   41,015,357
                                                                   ------------
*FLOATING RATE NOTES - 5.58%
 Federal Home Loan Bank - Floating Rate Note
   4.893% 2/26/99 ................................      4,000,000     3,999,205
 Federal Home Loan Bank - Floating Rate Note
   5.013% 10/23/98 ...............................      4,000,000     4,000,000
 Key Bank, New York - Floating Rate Note
   5.51% 1/14/99 .................................      8,000,000     7,999,181
 Key Bank, New York - Floating Rate Note
   5.61% 10/02/98 ................................     11,500,000    11,500,017
 Sallie Mae - Floating Rate Note
   5.033% 11/12/98 ...............................      8,000,000     8,000,000
                                                                   ------------
 Total Floating Rate Notes .......................                   35,498,403
                                                                   ------------
 MEDIUM TERM NOTES - 0.79%
 Abbey National Treasury 5.64% 7/15/99 ...........      5,000,000     5,012,078
                                                                   ------------
 Total Medium Term Notes .........................                    5,012,078
                                                                   ------------
                                                             money market fund 5

--------------------------------------------------------------------------------
                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                    ----------------------------
SHORT-TERM TIME DEPOSITS - 6.05%
Chase Manhattan 5.7812% 10/1/98 ..................   $ 25,000,000  $ 25,000,000
Citibank 5.8125% 10/1/98 .........................     13,449,000    13,449,000
                                                                   ------------
Total Short-Term Time Deposit ....................                   38,449,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 99.05%
   (cost $629,833,442)** .........................                 $629,833,442
RECEIVABLES AND ASSETS IN EXCESS
   OF LIABILITIES - 0.95% ........................                    6,033,191
                                                                   ------------
NET ASSETS APPLICABLE TO 635,866,633 SHARES
   ($0.001 PAR VALUE) OUTSTANDING - 100.00% ......                 $635,866,633
                                                                   ============
NET ASSET VALUE - DELAWARE CASH RESERVE A CLASS
   ($561,673,830 / 561,673,830 SHARES) ...........                        $1.00
                                                                          =====
NET ASSET VALUE - DELAWARE CASH RESERVE B CLASS
   ($24,124,123 / 24,124,123 SHARES) .............                        $1.00
                                                                          =====
NET ASSET VALUE - DELAWARE CASH RESERVE C CLASS
   ($9,134,698 / 9,134,698 SHARES) ...............                        $1.00
                                                                          =====
NET ASSET VALUE - DELAWARE CASH RESERVE CONSULTANT
   CLASS ($40,933,982 / 40,933,982 SHARES) .......                        $1.00
                                                                          =====

 *For Floating Rate Notes, the interest rate shown is the rate as of September
  30, 1998, and maturity date is the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.
**Also cost for federal income tax purposes.

                             See accompanying notes

DELAWARE GROUP CASH RESERVE, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998
(UNAUDITED)

INVESTMENT INCOME:
Interest .........................................                  $17,175,057
                                                                    -----------
EXPENSES:
Management fees ..................................     $1,501,589
Dividend disbursing and
   transfer agent fees and expenses ..............        851,815
Distribution expense .............................        145,570
Accounting fees ..................................        118,756
Reports and statements to shareholders ...........         71,200
Registration fees ................................         56,741
Directors' fees ..................................         10,664
Professional fees ................................          6,200
Taxes (other than taxes on income) ...............          1,500
Other ............................................        118,988     2,883,023
                                                     ------------   -----------
NET INVESTMENT INCOME ............................                   14,292,034
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................                  $14,292,034
                                                                    ===========
                             See accompanying notes

6 money market fund

DELAWARE GROUP CASH RESERVE, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                                   9/30/98            3/31/98
                                                (UNAUDITED)
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ...................    $    14,292,034    $    27,978,641
                                             ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class ..............................        (12,961,503)       (26,242,788)
   B Class ..............................           (234,051)          (297,746)
   C Class ..............................           (107,458)          (109,751)
   Consultant Class .....................           (989,022)        (1,328,357)
                                             ---------------    ---------------
                                                 (14,292,034)       (27,978,641)
                                             ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ..............................        870,680,914      3,429,116,792
   B Class ..............................         50,415,291         65,522,239
   C Class ..............................         59,898,908         46,237,917
   Consultant Class .....................        251,603,040        475,319,290

Net asset value of shares issued upon
reinvestment of dividends from net
investment income
   A Class ..............................         10,120,233         23,567,546
   B Class ..............................            175,086            227,339
   C Class ..............................             87,904             94,442
   Consultant Class .....................            720,127          1,095,988
                                             ---------------    ---------------
                                               1,243,701,503      4,041,181,553
                                             ---------------    ---------------
Cost of shares repurchased:
   A Class ..............................       (843,604,392)    (3,523,084,265)
   B Class ..............................        (32,988,651)       (72,215,007)
   C Class ..............................        (54,553,846)       (45,429,174)
   Consultant Class .....................       (251,425,856)      (459,846,745)
                                             ---------------    ---------------
                                              (1,182,572,745)    (4,100,575,191)
                                             ---------------    ---------------
Increase (decrease) in net assets derived
  from capital share transactions .......         61,128,758        (59,393,638)
                                             ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...         61,128,758        (59,393,638)
                                             ---------------    ---------------
NET ASSETS:
Beginning of year .......................        574,737,875        634,131,513
                                             ---------------    ---------------
End of year .............................    $   635,866,633    $   574,737,875
                                             ===============    ===============

                             See accompanying notes
                                                             money market fund 7

DELAWARE GROUP CASH RESERVE, INC.
FINANCIAL HIGHLIGHTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                   DELAWARE CASH RESERVE A CLASS
                                                             -----------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                             YEAR ENDED
                                                              9/30/98(1)   3/31/98     3/31/97      3/31/96     3/31/95      3/31/94
                                                             (UNAUDITED)
Net asset value, beginning of period .......................   $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

Income from investment operations:
   Net investment income ...................................    0.024       0.048        0.045       0.049        0.039       0.023
                                                               ------      ------       ------      ------       ------      ------
   Net increase in net assets from investment operations ...    0.024       0.048        0.045       0.049        0.039       0.023
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions:
   Dividends from net investment income ....................   (0.024)     (0.048)      (0.045)     (0.049)      (0.039)     (0.023)
                                                               ------      ------       ------      ------       ------      ------
   Total dividends and distributions .......................   (0.024)     (0.048)      (0.045)     (0.049)      (0.039)     (0.023)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period .............................   $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return ...............................................    2.40%       4.88%        4.61%       5.01%        4.01%       2.28%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ................. $561,674    $524,477     $594,877    $585,485     $605,993    $699,112
   Ratio of expenses to average net assets .................    0.89%       0.88%        0.88%       0.95%        1.01%       1.00%
   Ratio of net investment income to average net assets ....    4.71%       4.78%        4.52%       4.90%        3.91%       2.27%

-----------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

8 money market fund

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                               DELAWARE CASH RESERVE B CLASS
                                                             -----------------------------------------------------------
                                                                                                                 PERIOD
                                                             SIX MONTHS                                          9/6/94
                                                                ENDED                   YEAR ENDED                 TO
                                                              9/30/98(1)   3/31/98      3/31/97    3/31/96     3/31/95(2)
                                                             (UNAUDITED)
Net asset value, beginning of period ...................       $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
   Net investment income ...............................        0.019       0.038        0.035       0.039        0.028
                                                               ------      ------       ------      ------       ------
   Net increase in net assets from
     investment operations .............................        0.019       0.038        0.035       0.039        0.028
                                                               ------      ------       ------      ------       ------
Less dividends and distributions:
   Dividends from net investment income ................       (0.019)     (0.038)      (0.035)     (0.039)      (0.028)
                                                               ------      ------       ------      ------       ------
   Total dividends and distributions ...................       (0.019)     (0.038)      (0.035)     (0.039)      (0.028)
                                                               ------      ------       ------      ------       ------
Net asset value, end of period .........................       $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======
Total return(4) ........................................        1.89%       3.84%        3.58%       3.97%        3.10%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............      $24,124      $6,522      $12,988      $8,127       $1,088
   Ratio of expenses to average net assets .............        1.89%       1.88%        1.88%       1.95%        2.01%
   Ratio of net investment income
     to average net assets .............................        3.71%       3.78%        3.52%       3.90%        2.91%


                                                                        DELAWARE CASH RESERVE C CLASS
                                                             ------------------------------------------------
                                                                                                    PERIOD
                                                              SIX MONTHS                           11/29/95
                                                                ENDED          YEAR ENDED             TO
                                                              9/30/98(1)    3/31/98     3/31/97    3/31/96(3)
                                                             (UNAUDITED)
Net asset value, beginning of period ...................       $1.000       $1.000      $1.000      $1.000

Income from investment operations:
   Net investment income ...............................        0.019        0.038       0.035       0.012
                                                               ------       ------      ------      ------
   Net increase in net assets from
     investment operations .............................        0.019        0.038       0.035       0.012
                                                               ------       ------      ------      ------
Less dividends and distributions:
   Dividends from net investment income ................       (0.019)      (0.038)     (0.035)     (0.012)
                                                               ------       ------      ------      ------
   Total dividends and distributions ...................       (0.019)      (0.038)     (0.035)     (0.012)
                                                               ------       ------      ------      ------
Net asset value, end of period .........................       $1.000       $1.000      $1.000      $1.000
                                                               ======       ======      ======      ======
Total return(4) ........................................        1.89%        3.84%       3.58%       1.24%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............       $9,135       $3,702      $2,799        $304
   Ratio of expenses to average net assets .............        1.89%        1.88%       1.88%       1.95%
   Ratio of net investment income
     to average net assets .............................        3.71%        3.78%       3.52%       3.90%

---------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of initial public offering; ratios and total return have been annualized.
(3) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(4) Does not include contingent deferred sale charge, which varies from 1%-4% for Delaware Cash Reserve B Class and 1% for Delaware Cash Reserve C Class, depending upon the holding period.

                             See accompanying notes
                                                             money market fund 9

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                               DELAWARE CASH RESERVE CONSULTANT CLASS
                                                            ------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                             YEAR ENDED
                                                             9/30/98(1)    3/31/98     3/31/97      3/31/96     3/31/95      3/31/94
                                                            (UNAUDITED)
Net asset value, beginning of period .....................     $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

Income from investment operations:
   Net investment income .................................      0.022       0.045        0.043       0.047        0.037       0.020
                                                               ------      ------       ------      ------       ------      ------
   Net increase in net assets from
     investment operations ...............................      0.022       0.045        0.043       0.047        0.037       0.020
                                                               ------      ------       ------      ------       ------      ------
Less dividends and distributions:
   Dividends from net investment income ..................     (0.022)     (0.045)      (0.043)     (0.047)      (0.037)     (0.020)
                                                               ------      ------       ------      ------       ------      ------
   Total dividends and distributions .....................     (0.022)     (0.045)      (0.043)     (0.047)      (0.037)     (0.020)
                                                               ------      ------       ------      ------       ------      ------
Net asset value, end of period ...........................     $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======
Total return .............................................      2.27%       4.62%        4.36%       4.75%        3.75%       2.04%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ...............    $40,934     $40,037      $23,468     $20,344      $18,386     $22,561
   Ratio of expenses to average net assets ...............      1.14%       1.13%        1.13%       1.20%        1.26%       1.25%
   Ratio of net investment income to average net assets ..      4.46%       4.51%        4.27%       4.65%        3.66%       2.02%

-----------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

10 money market fund

DELAWARE GROUP CASH RESERVE, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998
(UNAUDITED)
--------------------------------------------------------------------------------
Delaware Group Cash Reserve, Inc. (The "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers four classes of shares. The Cash Reserve A Class and the Cash Reserve Consultant Class have no sales charge. The Cash Reserve B Class carries a back-end deferred sales charge and the Cash Reserve C Class carries a level load deferred sales charge. The Fund's objective is to seek to provide current income by investing in high-quality money market instruments with maturities of no more than 13 months. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all Funds within the Delaware Investments family of funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC) the investment manager, an annual fee which is calculated daily at the following rates: 0.50% of the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.30% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less the fees paid to the unaffiliated directors. At September 30, 1998, the Fund had a liability for investment management fees and other expenses payable to DMC of $131,677.

The Fund has engaged Delaware Service Company, Inc. (DSC) an affiliate of DMC, to serve as dividend disbursing, accounting and transfer agent for the Fund. For the period ended September 30, 1998, the Fund had a liability for such fees and other expenses payable to DSC of $26,830.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Consultant Class and 1.00% of the average daily net assets of the B and C Classes.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock shares were as follows:

                                                SIX MONTHS ENDED    YEAR ENDED
                                                     9/30/98          3/31/98
Shares sold:
   A Class ..................................      870,680,914    3,429,116,792
   B Class ..................................       50,415,291       65,522,239
   C Class ..................................       59,898,908       46,237,917
   Consultant Class .........................      251,603,040      475,319,290

Shares issued upon reinvestment of
   dividends from net investment income:
   A Class ..................................       10,120,233       23,567,546
   B Class ..................................          175,086          227,339
   C Class ..................................           87,904           94,442
   Consultant Class .........................          720,127        1,095,988
                                                 -------------    -------------
                                                 1,243,701,503    4,041,181,553
                                                 -------------    -------------
Shares repurchased:
   A Class ..................................     (843,604,392)  (3,523,084,265)
   B Class ..................................      (32,988,651)     (72,215,007)
   C Class ..................................      (54,553,846)     (45,429,174)
   Consultant Class .........................     (251,425,856)    (459,846,745)
                                                 -------------    -------------
                                                (1,182,572,745)  (4,100,575,191)
                                                 -------------    -------------
Net increase (decrease) .....................       61,128,758      (59,393,638)
                                                 =============    =============

DELAWARE INVESTMENTS FAMILY OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund

FOR TOTAL RETURN
Social Awareness Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
REIT Fund
Delaware Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Equity Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
High-Yield Opportunities Fund
Extended Duration Bond Fund
Strategic Income Fund
Corporate Bond Fund
U.S. Government Fund
U.S. Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
Tax-Free Money Fund

ASSET ALLOCATION FUNDS
Foundation Growth Portfolio
Foundation Balanced Portfolio
Foundation Income Portfolio

* Available for the following states: Arizona, California, Colorado, Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington, Wisconsin. Insured bond funds are available in selected states.

funds

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF DELAWARE CASH RESERVE SHAREHOLDERS, BUT IT MAY BE USED WITH prospective investors when preceded or accompanied by a current Prospectus for Delaware Cash Reserve, which sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in the Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware Investment Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

(photo of globes)

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com

Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

(C) Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
-----------------------
Philadelphia  o  London

Printed in the USA
on recycled paper

SA-008[9/98] PP11/98
(1186)